Investment in receivables, net - Allowance for expected recoveries (Details) - Investments in receivables, net - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Investment in receivables, net
Purchase price	$ 151,030	$ 123,439	$ 451,531	$ 365,322
Allowance for credit losses	2,546,600	1,443,473	6,499,589	5,028,400
Amortized cost	2,697,630	1,566,912	6,951,120	5,393,722
Noncredit discount	151,128	114,110	414,623	347,851
Face value	2,848,759	1,681,022	7,365,743	5,741,573
Write-off of amortized cost	(2,697,630)	(1,566,912)	(6,951,120)	(5,393,722)
Write-off of noncredit discount	(151,128)	(114,110)	(414,623)	(347,851)
Negative allowance	151,030	123,439	451,531	365,322
Negative allowance for expected recoveries	$ 151,031	$ 123,439	$ 451,531	$ 365,322